Property and Equipment - Schedule of Furniture and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Cost	$ 3,971	$ 4,337
Accumulated Depreciation	2,731	2,723
Net Book Value	1,240	1,614
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	1,373	1,373
Accumulated Depreciation	461	322
Net Book Value	912	1,051
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Cost	2,102	2,092
Accumulated Depreciation	1,882	1,843
Net Book Value	220	249
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	496	872
Accumulated Depreciation	388	558
Net Book Value	$ 108	$ 314